Restricted Cash	12 Months Ended
Jul. 31, 2019
Disclosure Of Restricted Cash [Abstract]
Restricted Cash

5. Restricted Cash

As at July 31, 2019, the Company had $22,350 of restricted funds. Of this, $3,433 is currently in escrow to facilitate the purchase of supply agreements with vendors. The amount of $433 shall be drawn down on a pro-rata basis based upon the delivery of goods to the Company. The remaining balance of $3,000 may be contributed to or drawn upon, in order to retain 15% of the future expected purchases.

A balance of $3,141 has been restricted to secure the implementation of greenhouse infrastructure with a vendor (Note 23). Additionally, the Company had a capital contribution of $4,076 held in trust as at July 31, 2019.

The remaining balance of $9,200 has been restricted due to a minimum balance to be held in a debt service reserve account as required under the Company’s term loan agreement (Note 23). A balance of $2,500 is held in trust related the Company’s joint venture Neal Brothers Inc (Note 28).